Fair Value Measurements (Details) - Schedule of Warrant Valuation Terms - $ / shares			6 Months Ended	12 Months Ended
	May 25, 2022	Feb. 26, 2021	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Risk-free interest rate		0.98%	3.01%	1.30%
Expected term remaining (years)		6 years 1 month 17 days	5 years 2 months 12 days	5 years 5 months 26 days
Expected volatility		24.20%	8.10%	17.50%
Trading stock price		$ 9.565	$ 9.83	$ 9.88
Working Capital Note [Member]
Fair Value Disclosures [Line Items]
Risk-free interest rate	2.72%		3.01%
Expected term remaining (years)	5 years 3 months 25 days		5 years 2 months 19 days
Expected volatility	10.90%		8.10%
Trading stock price	$ 9.77		$ 9.83